Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
11. Intangible assets:

		Accumulated	Net book
December 31, 2018	Cost	amortization	value
Patents and trademarks	$21,142	$7,978	$13,164
Technology	5,150	4,369	781
Customer contracts	12,355	9,476	2,879
Other intangibles	334	329	5
Total	$38,981	$22,152	$16,829

		Accumulated	Net book
December 31, 2017	Cost	amortization	value
Patents and trademarks	$22,031	$6,995	$15,036
Technology	5,400	4,059	1,341
Customer contracts	12,964	8,404	4,560
Other intangibles	351	345	6
Total	$40,746	$19,803	$20,943

Based on revenues and operating results, the Company concluded that there were no impairment indicators as of November 30, 2018 related to the intangible assets. Therefore, no impairment on intangible assets was recorded as at December 31, 2018.

During the year ended December 31, 2018, amortization of $3,420 (year ended December 31, 2017 - $3,452; year ended December 31, 2016 - $3,059) was recognized in the statement of operations.